Quarterly Financial Information (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information (Unaudited)
Interest income	$ 11,877	$ 11,607	$ 11,350	$ 11,176	$ 11,515	$ 11,829	$ 11,214	$ 11,198	$ 46,010	$ 45,756	$ 44,498
Interest expense	1,497	1,459	1,379	1,328	1,278	1,271	1,230	1,220	5,663	4,999	5,044
Net interest income	10,380	10,148	9,971	9,848	10,237	10,558	9,984	9,978	40,347	40,757	39,454
Provision for loan losses	450	300	425	250	0	0	250	0	1,425	250	0
Noninterest income	2,395	2,125	1,949	2,448	2,381	2,337	2,461	1,987	8,917	9,166	8,749
Noninterest expense	9,285	9,086	9,353	9,083	9,541	8,978	9,267	8,708	36,807	36,494	36,507
Income tax expense	1,052	1,003	730	965	1,083	1,377	1,001	1,119	3,750	4,580	4,042
Net income	$ 1,988	$ 1,884	$ 1,412	$ 1,998	$ 1,994	$ 2,540	$ 1,927	$ 2,138	$ 7,282	$ 8,599	$ 7,654
Net income (loss) per share:
Basic (loss) earnings per share (in dollars per share)	$ 0.35	$ 0.33	$ 0.25	$ 0.35	$ 0.35	$ 0.45	$ 0.34	$ 0.38	$ 1.29	$ 1.52	$ 1.35
Diluted (loss) earnings per share (in dollars per share)	$ 0.35	$ 0.33	$ 0.25	$ 0.35	$ 0.35	$ 0.45	$ 0.34	$ 0.38	$ 1.29	$ 1.52	$ 1.35